Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 8 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the three months ending March 31, 2012 and 2011 are summarized as follows:

Cash paid during the three months ending March 31, 2012 and 2011 for interest and income taxes:

Income Taxes $ --

Interest $ --

NOTE 6 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ending December 31, 2011 and 2010 are summarized as follows:

Cash paid during the years ending December 31, 2011 and 2010 for interest and income taxes:

Income Taxes	$--
Interest	$--